Results for the year - Segment information - Geographical Areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total net sales	kr 111,831	kr 111,696	kr 111,780
Property, plant and equipment	41,891	35,247
Total assets	110,769	102,355	97,539
North America Operations
Disclosure of geographical areas [line items]
Total net sales	kr 56,908	kr 58,009	kr 59,242
Total sales growth as reported (as a percent)	(1.90%)	(2.10%)	4.20%
Property, plant and equipment	kr 13,040	kr 7,318	kr 4,599
Trade receivables	12,902	10,742	10,604
Allowance for doubtful trade receivables	(12)	(32)	(41)
Total assets	30,349	20,612	18,684
North America Operations | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	49,570	49,854	47,300
North America Operations | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	12,902	14,758	14,782
North America Operations | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	5,271	4,982	2,246
North America Operations | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	529	162	0
North America Operations | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	7,102	9,614	12,536
North America Operations | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	1,332	1,790	2,080
North America Operations | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
North America Operations | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	1,332	1,790	2,080
North America Operations | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	10,021	10,968	11,427
North America Operations | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	233	8	0
North America Operations | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	9,788	10,960	11,427
North America Operations | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,917	1,937	2,011
North America Operations | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	26,172	29,453	30,300
North America Operations | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	19,850	17,465	14,624
North America Operations | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	18,093	17,465	14,624
North America Operations | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	1,757	0	0
North America Operations | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	890	943	930
North America Operations | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	46,912	47,861	45,854
North America Operations | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	2,658	1,993	1,446
North America Operations | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	7,338	8,155	11,942
North America Operations | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	4,004	5,023	4,934
North America Operations | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,457	4,609	4,589
North America Operations | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	308	315	254
North America Operations | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,834	2,550	4,498
North America Operations | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	500	582	2,510
Region USA
Disclosure of geographical areas [line items]
Total net sales	kr 54,488	kr 55,831	kr 57,194
Total sales growth as reported (as a percent)	(2.40%)	(2.40%)	4.10%
Property, plant and equipment	kr 13,023	kr 7,298	kr 4,599
Trade receivables	12,643	10,517	10,426
Allowance for doubtful trade receivables	(12)	(32)	(41)
Total assets	29,732	20,180	18,349
Region USA | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	47,680	48,088	45,698
Region USA | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	12,600	14,466	14,493
Region USA | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	5,192	4,970	2,246
Region USA | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	528	162	0
Region USA | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	6,880	9,334	12,247
Region USA | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	1,294	1,743	2,032
Region USA | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region USA | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	1,294	1,743	2,032
Region USA | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	9,634	10,574	11,058
Region USA | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	211	0	0
Region USA | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	9,423	10,574	11,058
Region USA | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,778	1,766	1,827
Region USA | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	25,306	28,549	29,410
Region USA | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	19,195	16,929	14,146
Region USA | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	17,561	16,929	14,146
Region USA | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	1,634	0	0
Region USA | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	733	782	776
Region USA | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	45,234	46,260	44,332
Region USA | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	2,446	1,828	1,366
Region USA | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	6,808	7,743	11,496
Region USA | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	3,723	4,852	4,710
Region USA | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,278	4,451	4,378
Region USA | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	291	315	254
Region USA | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,823	2,543	4,495
Region USA | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	262	348	2,291
International Operations
Disclosure of geographical areas [line items]
Total net sales	kr 54,923	kr 53,687	kr 52,538
Total sales growth as reported (as a percent)	2.30%	2.20%	2.90%
Property, plant and equipment	kr 28,851	kr 27,929	kr 25,580
Trade receivables	9,884	9,423	9,630
Allowance for doubtful trade receivables	(1,358)	(1,262)	(1,182)
Total assets	80,420	81,743	78,855
International Operations | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	44,334	43,023	41,649
International Operations | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	7,942	7,416	6,564
International Operations | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	2,764	2,345	1,810
International Operations | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,085	567	207
International Operations | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	4,093	4,504	4,547
International Operations | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	8,862	8,959	8,598
International Operations | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	714	492	196
International Operations | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	8,148	8,467	8,402
International Operations | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	9,332	9,156	8,518
International Operations | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	357	91	0
International Operations | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	8,975	9,065	8,518
International Operations | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	7,348	7,856	8,734
International Operations | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	33,484	33,387	32,414
International Operations | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	6,279	5,708	5,422
International Operations | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	6,240	5,708	5,422
International Operations | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	39	0	0
International Operations | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	3,360	3,359	3,682
International Operations | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	43,123	42,454	41,518
International Operations | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	1,211	569	131
International Operations | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	10,589	10,664	10,889
International Operations | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	5,572	5,446	5,538
International Operations | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	4,424	4,597	4,903
International Operations | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	1,046	788	597
International Operations | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	4,000	4,105	4,272
International Operations | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	1,017	1,113	1,079
Region Europe
Disclosure of geographical areas [line items]
Total net sales	kr 21,679	kr 21,189	kr 20,682
Total sales growth as reported (as a percent)	2.30%	2.50%	(0.60%)
Property, plant and equipment	kr 25,500	kr 24,665	kr 22,040
Trade receivables	3,388	3,273	3,304
Allowance for doubtful trade receivables	(241)	(223)	(166)
Total assets	64,327	65,600	63,407
Region Europe | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	16,666	16,067	15,785
Region Europe | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	4,282	3,895	3,374
Region Europe | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	1,246	966	665
Region Europe | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,007	560	206
Region Europe | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	2,029	2,369	2,503
Region Europe | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	1,701	1,878	2,040
Region Europe | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	56	26	15
Region Europe | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	1,645	1,852	2,025
Region Europe | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	4,558	4,366	4,200
Region Europe | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	357	91	0
Region Europe | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	4,201	4,275	4,200
Region Europe | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,580	1,770	2,099
Region Europe | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	12,121	11,909	11,713
Region Europe | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	3,759	3,451	3,391
Region Europe | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	3,720	3,451	3,391
Region Europe | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	39	0	0
Region Europe | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	579	605	653
Region Europe | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	16,459	15,965	15,757
Region Europe | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	207	102	28
Region Europe | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	5,013	5,122	4,897
Region Europe | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	2,781	2,828	2,520
Region Europe | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	1,944	2,245	2,082
Region Europe | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	776	551	416
Region Europe | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,511	1,572	1,661
Region Europe | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	721	722	716
Region AAMEO
Disclosure of geographical areas [line items]
Total net sales	kr 12,153	kr 12,018	kr 11,580
Total sales growth as reported (as a percent)	1.10%	3.80%	2.70%
Property, plant and equipment	kr 723	kr 566	kr 525
Trade receivables	3,237	3,468	3,164
Allowance for doubtful trade receivables	(866)	(823)	(817)
Total assets	5,635	5,876	4,937
Region AAMEO | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	10,080	9,900	9,323
Region AAMEO | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,281	1,229	1,180
Region AAMEO | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	337	261	181
Region AAMEO | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	58	7	1
Region AAMEO | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	886	961	998
Region AAMEO | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	2,606	2,686	2,388
Region AAMEO | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	275	183	97
Region AAMEO | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	2,331	2,503	2,291
Region AAMEO | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	2,194	2,261	1,995
Region AAMEO | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region AAMEO | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	2,194	2,261	1,995
Region AAMEO | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,065	1,922	2,153
Region AAMEO | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	8,146	8,098	7,716
Region AAMEO | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	841	858	715
Region AAMEO | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	841	858	715
Region AAMEO | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region AAMEO | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	675	754	846
Region AAMEO | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	9,662	9,710	9,277
Region AAMEO | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	418	190	46
Region AAMEO | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	2,073	2,118	2,257
Region AAMEO | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	1,177	1,163	1,101
Region AAMEO | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	1,049	1,097	1,082
Region AAMEO | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	109	52	11
Region AAMEO | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	680	676	906
Region AAMEO | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	216	279	250
Region China
Disclosure of geographical areas [line items]
Total net sales	kr 11,285	kr 10,709	kr 10,458
Total sales growth as reported (as a percent)	5.40%	2.40%	5.90%
Property, plant and equipment	kr 1,812	kr 1,884	kr 2,095
Trade receivables	1,841	1,541	1,773
Allowance for doubtful trade receivables	0	0	0
Total assets	6,003	5,927	5,697
Region China | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	11,062	10,473	10,282
Region China | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	814	694	547
Region China | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	16	2	0
Region China | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	798	692	547
Region China | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	3,783	3,555	3,363
Region China | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	3,783	3,555	3,363
Region China | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,450	1,253	1,059
Region China | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	1,450	1,253	1,059
Region China | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,821	3,096	3,361
Region China | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	8,868	8,598	8,330
Region China | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	521	309	255
Region China | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	521	309	255
Region China | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region China | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	1,672	1,566	1,697
Region China | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	11,061	10,473	10,282
Region China | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	1	0	0
Region China | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	223	236	176
Region China | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	199	216	158
Region China | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	194	215	158
Region China | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	5	1	0
Region China | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	20	15	15
Region China | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	4	5	3
Region Japan & Korea
Disclosure of geographical areas [line items]
Total net sales	kr 5,797	kr 6,072	kr 6,225
Total sales growth as reported (as a percent)	(4.50%)	(2.50%)	14.50%
Property, plant and equipment	kr 201	kr 146	kr 161
Trade receivables	504	279	305
Allowance for doubtful trade receivables	(5)	(5)	(5)
Total assets	1,503	1,304	1,248
Region Japan & Korea | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	3,630	3,708	3,915
Region Japan & Korea | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	857	872	881
Region Japan & Korea | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	751	739	711
Region Japan & Korea | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	106	133	170
Region Japan & Korea | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	650	697	677
Region Japan & Korea | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	351	253	58
Region Japan & Korea | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	299	444	619
Region Japan & Korea | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	779	941	998
Region Japan & Korea | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	779	941	998
Region Japan & Korea | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	187	232	302
Region Japan & Korea | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	2,473	2,742	2,858
Region Japan & Korea | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	614	590	623
Region Japan & Korea | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	614	590	623
Region Japan & Korea | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Japan & Korea | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	368	376	434
Region Japan & Korea | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	3,455	3,708	3,915
Region Japan & Korea | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	175	0	0
Region Japan & Korea | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	2,167	2,364	2,310
Region Japan & Korea | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	557	681	737
Region Japan & Korea | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	400	497	559
Region Japan & Korea | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	135	169	170
Region Japan & Korea | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	1,538	1,579	1,469
Region Japan & Korea | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	72	104	104
Region Latin America
Disclosure of geographical areas [line items]
Total net sales	kr 4,009	kr 3,699	kr 3,593
Total sales growth as reported (as a percent)	8.40%	3.00%	(2.80%)
Property, plant and equipment	kr 615	kr 668	kr 759
Trade receivables	914	862	1,084
Allowance for doubtful trade receivables	(246)	(211)	(194)
Total assets	2,952	3,036	3,566
Region Latin America | Diabetes and obesity total
Disclosure of geographical areas [line items]
Total net sales	2,896	2,875	2,344
Region Latin America | Diabetes and obesity total | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	708	726	582
Region Latin America | Diabetes and obesity total | Tresiba
Disclosure of geographical areas [line items]
Total net sales	414	377	253
Region Latin America | Diabetes and obesity total | Xultophy
Disclosure of geographical areas [line items]
Total net sales	20	0	0
Region Latin America | Diabetes and obesity total | Levemir
Disclosure of geographical areas [line items]
Total net sales	274	349	329
Region Latin America | Diabetes and obesity total | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	122	143	130
Region Latin America | Diabetes and obesity total | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	32	30	26
Region Latin America | Diabetes and obesity total | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	90	113	104
Region Latin America | Diabetes and obesity total | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	351	335	266
Region Latin America | Diabetes and obesity total | Flasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Latin America | Diabetes and obesity total | NovoMix/NovoLog Mix
Disclosure of geographical areas [line items]
Total net sales	351	335	266
Region Latin America | Diabetes and obesity total | Human insulin
Disclosure of geographical areas [line items]
Total net sales	695	836	819
Region Latin America | Diabetes and obesity total | Total insulin
Disclosure of geographical areas [line items]
Total net sales	1,876	2,040	1,797
Region Latin America | Diabetes and obesity total | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	544	500	438
Region Latin America | Diabetes and obesity total | Victoza
Disclosure of geographical areas [line items]
Total net sales	544	500	438
Region Latin America | Diabetes and obesity total | Ozempic
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Region Latin America | Diabetes and obesity total | Other diabetes
Disclosure of geographical areas [line items]
Total net sales	66	58	52
Region Latin America | Diabetes and obesity total | Total diabetes
Disclosure of geographical areas [line items]
Total net sales	2,486	2,598	2,287
Region Latin America | Diabetes and obesity total | Obesity (Saxenda)
Disclosure of geographical areas [line items]
Total net sales	410	277	57
Region Latin America | Biopharmaceuticals total
Disclosure of geographical areas [line items]
Total net sales	1,113	824	1,249
Region Latin America | Biopharmaceuticals total | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	858	558	1,022
Region Latin America | Biopharmaceuticals total | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	837	543	1,022
Region Latin America | Biopharmaceuticals total | NovoEight
Disclosure of geographical areas [line items]
Total net sales	21	15	0
Region Latin America | Biopharmaceuticals total | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	251	263	221
Region Latin America | Biopharmaceuticals total | Other biopharmaceuticals
Disclosure of geographical areas [line items]
Total net sales	kr 4	kr 3	kr 6